Employee Stock Incentive Plans - Schedule of general terms of grants under restricted stock unit option plans (Detail) - Employee restricted stock unit option plans [member]	12 Months Ended
	Mar. 31, 2024 shares ₨ / shares	Mar. 31, 2023 shares ₨ / shares	Mar. 31, 2022 shares ₨ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | shares	7,000	11,800	24,600	7,000	11,800	24,600	78,199
Exercise Price Rs. 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	7,735,669	8,452,491	12,242,672	7,735,669	8,452,491	12,242,672
Weighted average remaining life (Months)	18 months	14 months	13 months
Weighted average exercise price | ₨ / shares	₨ 2	₨ 2	₨ 2
Exercise Price US $ 0.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	18,851,226	16,457,558	17,511,902	18,851,226	16,457,558	17,511,902
Weighted average remaining life (Months)	20 months	21 months	20 months
Weighted average exercise price | $ / shares				$ 0.03	$ 0.03	$ 0.03